EMPLOYEE BENEFITS - Expected Benefit Payments (Details) - State defined benefit plans € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 12,751
2025
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,476
2026
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,395
2027
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,752
2028
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,267
2029
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,083
2030 - 2034
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 5,778